Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Initial term	12 months
Incremental borrowing rate	4.19%		5.00%	3.95%	6.98%
Total operating lease expenses (in Dollars)	$ 1,546,606	$ 1,708,117
Minimum [Member]
Leases [Line Items]
Operating lease terms	1 year
Maximum [Member]
Leases [Line Items]
Operating lease terms	15 years
United States [Member] | Minimum [Member]
Leases [Line Items]
Incremental borrowing rate			3.75%
United States [Member] | Maximum [Member]
Leases [Line Items]
Incremental borrowing rate			8.00%